Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		7 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Oneida Resources Corp
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (18,827,388)	$ (15,431,754)	$ (16,590,827)	$ 11,092,429	$ (32,100)
ADJUSTMENT TO RECONCILE NET LOSS TO NET CASH USED IN OPERATING ACTIVITIES:
Depreciation	15,821	39,413	47,747	189,186
Share-based compensation expense	282,450	282,629	295,106	280,452
Changes in operating assets and liabilities:
Accounts receivable	49,138	241,534	48,634	(349,063)
Prepaid expenses and other assets	(617,586)	2,099	(34,189)	521,245
Accounts payable	3,985,489	2,078,182	(554,256)	321,426	26,170
Accrued and other current liabilities and employee benefits	2,398,611	(738,321)
Accrued liabilities and employee benefits			(448,493)	1,016,953
Deferred revenue	(1,249,992)	(1,249,995)	(1,666,659)	3,132,038
Net cash (used in) provided by operating activities	(13,963,457)	(14,776,213)	(18,902,937)	16,204,666	(5,930)
Cash flows provided by (used in) investing activities
Purchases of investments		(1,000,000)	(12,000,000)	(7,200,000)
Maturities of investments	1,500,000	5,950,123	17,700,122	2,850,000
Purchase of property and equipment	(33,255)	(38,957)	(38,957)	(17,825)
Net cash provided by (used in) investing activities	1,466,745	4,911,166	5,661,165	(4,367,825)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of Series C Redeemable Convertible Preferred Stock, net of offering costs
Proceeds from issuance of convertible promissory notes, net			15,163,004
Proceeds from stock option exercises	316,827	7,022	31,081
Proceeds from stock subscription	109,834
Gross proceeds of public offering	43,941,850				10,000
Payment of costs of public offering	(3,445,315)
Net cash provided by financing activities	40,923,196	7,022	15,194,085		10,000
Net increase (decrease) in cash and cash equivalents	28,426,484	(9,858,025)	1,952,313	11,836,841	4,070
Cash and cash equivalents at beginning of period	15,645,528	13,693,215	13,693,215	1,856,374
Cash and cash equivalents at end of period	44,072,012	3,835,190	15,645,528	13,693,215
CASH, END OF PERIOD					4,070
Cash paid for interest	(3,317)			15
Cash paid for taxes	$ (13,437)	$ (13,857)	$ 13,857	$ 30,589